Average Annual Total Returns (Vanguard Intermediate-Term Government Bond Index Fund Institutional)	Vanguard Intermediate-Term Government Bond Index F Vanguard Intermediate-Term Government Bond Index Fund - Institutional Shares 9/1/2013 - 8/31/2014	Return After Taxes on Distributions Vanguard Intermediate-Term Government Bond Index F Vanguard Intermediate-Term Government Bond Index Fund - Institutional Shares 9/1/2013 - 8/31/2014
Return After Taxes on Distributions and Sale of Fund Shares
Vanguard Intermediate-Term Government Bond Index F
Vanguard Intermediate-Term Government Bond Index Fund - Institutional Shares
9/1/2013 - 8/31/2014

Barclays U.S. 3-10 Year Government Float Adjusted Index
Vanguard Intermediate-Term Government Bond Index F
Vanguard Intermediate-Term Government Bond Index Fund - Institutional Shares
9/1/2013 - 8/31/2014

Average Annual Returns for Periods Ended December 31, 2013
One Year	(2.69%)	(3.33%)	(1.47%)	(2.64%)
Since Inception	3.82%	2.96%	2.67%	3.92%